Income taxes - Significant components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax (expense) income [abstract]
Current income tax expense in respect of current year	$ (52,124)	$ (21,271)	$ (1,115)
Prior period adjustments	(112)	(28)	313
Current income tax expense	(52,236)	(21,299)	(802)
Origination and reversal of temporary differences	(2,136)	(1,778)	(648)
Recognition of previously unrecognised deferred tax assets	4,401	126	130
Change in tax regulations	0	4	(12)
Prior period adjustments	110	(60)	94
Deferred tax expense	2,375	(1,708)	(435)
Income tax expense	$ (49,861)	$ (23,007)	$ (1,237)